UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2019

Semi-Annual Report

QS

Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Variable Asset

Allocation Series

QS Variable Asset Allocation Series (“Variable Asset Allocation Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds and exchange-traded funds (ETFs), and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Variable Asset Allocation Series for the six-month reporting period ended June 30, 2019. Please read on for each Portfolio’s performance information during the Portfolios’ reporting period.

Special shareholder notice

Effective August 30, 2019, Thomas Picciochi, CAIA, and Lisa Wang, CFA and CPA, each employed by QS Investors, LLC (“QS Investors” or the “subadviser”), will be the portfolio managers of QS Variable Asset Allocation Series. QS Investors, LLC utilizes a team management approach to be headed by Mr. Picciochi and Ms. Wang to manage the assets of each Portfolio. Mr. Picciochi has served as a portfolio manager of each Portfolio since 2014 and Ms. Wang will become a portfolio manager for each Portfolio in August 2019. For more information, please see the Portfolios’ prospectus supplement dated July 26, 2019.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	QS Variable Asset Allocation Series

Performance review

QS Variable Growth†

QS Variable Growth seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2019, Class I shares of QS Variable Growth returned 13.80%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi and the Russell 3000 Indexii, and the Variable Growth Composite Benchmarkiii returned 6.11%, 18.71% and 15.86%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageiv returned 15.16% for the same period.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
QS Variable Growth:
Class I	13.80%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Russell 3000 Index	18.71%
Variable Growth Composite Benchmark	15.86%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	15.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses‡ (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratio for Class I shares was 0.83%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

†

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

‡	Includes expenses of the underlying funds in which the Portfolio invests.

QS Variable Asset Allocation Series	III

Performance review (cont’d)

QS Variable Moderate Growth†

QS Variable Moderate Growth seeks long-term growth of capital. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2019, Class I shares of QS Variable Moderate Growth returned 12.60%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Variable Moderate Growth Composite Benchmarkv returned 6.11%, 18.71% and 14.31%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averagevi returned 13.03% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
QS Variable Moderate Growth:
Class I	12.60%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Russell 3000 Index	18.71%
Variable Moderate Growth Composite Benchmark	14.31%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	13.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses‡ (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratio for Class I shares was 0.93%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. Total annual fund operating expenses after waiving fees an/or reimbursing expenses exceed the expense cap for Class I as a result of acquired fund fees and expenses. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

†

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

‡	Includes expenses of the underlying funds in which the Portfolio invests.

IV	QS Variable Asset Allocation Series

QS Variable Conservative Growth†

QS Variable Conservative Growth seeks balance of growth of capital and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2019, Class I shares of QS Variable Conservative Growth returned 11.00%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Variable Conservative Growth Composite Benchmarkvii returned 6.11%, 18.84% and 12.15%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averageviii returned 11.57% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
QS Variable Conservative Growth:
Class I	11.00%
Class II	10.79%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Russell 1000 Index	18.84%
Variable Conservative Growth Composite Benchmark	12.15%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	11.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses‡ (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, the gross total annual operating expense ratios for Class I and Class II shares were 0.71% and 0.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares and 0.45% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

†

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

‡	Includes expenses of the underlying funds in which the Portfolio invests.

QS Variable Asset Allocation Series	V

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Equity securities are subject to price and market fluctuations. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds (commonly known as “junk” bonds) involve greater credit and liquidity risks than investment grade bonds.

Each Portfolio is a fund of funds — it invests primarily in other funds -and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Portfolio invests. The Portfolios pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Portfolio indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Portfolio bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 70 funds in the Portfolio’s Lipper category.

[v]

The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 244 funds in the Portfolio’s Lipper category.

vii

The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

viii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 283 funds in the Portfolio’s Lipper category.

VI	QS Variable Asset Allocation Series

Portfolios at a glance (unaudited)

QS Variable Growth Breakdown† as of — June 30, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.8 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Information Technology Industrials Financials Consumer Discretionary Health Care
17.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
17.2 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
10.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
9.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
7.3 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
5.6 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
5.2 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities

QS Variable Asset Allocation Series 2019 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

QS Variable Moderate Growth Breakdown† as of — June 30, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
19.8 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Information Technology Industrials Financials Consumer Discretionary Health Care
14.9 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
13.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
12.7 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
12.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
10.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
9.2 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
4.7 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples

2	QS Variable Asset Allocation Series 2019 Semi-Annual Report

QS Variable Conservative Growth Breakdown† as of — June 30, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
26.3 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
17.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
15.4 Legg Mason Global Asset Management Trust — Brandywine-GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Information Technology Industrials Financials Consumer Discretionary Health Care
11.9 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
11.5 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
7.3 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
7.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
2.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples

†	Subject to change at any time.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	13.80%	$1,000.00	$1,138.00	0.12%	$0.64	Class I	5.00%	$1,000.00	$1,024.20	0.12%	$0.60

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Variable Asset Allocation Series 2019 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Moderate Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Moderate Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	12.60%	$1,000.00	$1,126.00	0.20%	$1.05	Class I	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	5

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Conservative Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Conservative Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	11.00%	$1,000.00	$1,110.00	0.13%	$0.68	Class I	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
Class II	10.79	1,000.00	1,107.90	0.38	1.99	Class II	5.00	1,000.00	1,022.91	0.38	1.91

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	QS Variable Asset Allocation Series 2019 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2019

QS Variable Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		366,705	$7,187,417
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,017,910	23,468,298
QS International Equity Fund, Class IS Shares		1,094,718	17,143,290
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,461,122	16,934,401
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		351,646	8,991,599
ClearBridge Large Cap Growth Fund, Class IS Shares		198,944	10,512,190
ClearBridge Small Cap Growth Fund, Class IS Shares		130,061	5,094,487
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		282,876	3,654,760
Western Asset Intermediate Bond Fund, Class IS Shares		491,655	5,467,199
Total Investments in Underlying Funds before Short-Term Investments (Cost — $83,432,197)			98,453,641

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $344,538)	2.287%	344,538	344,538
Total Investments — 100.1% (Cost — $83,776,735)			98,798,179
Liabilities in Excess of Other Assets — (0.1)%			(123,692)
Total Net Assets — 100.0%			$98,674,487

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

June 30, 2019

QS Variable Moderate Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		79,004	$1,548,488
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		566,017	6,582,775
QS International Equity Fund, Class IS Shares		268,629	4,206,729
QS U.S. Small Capitalization Equity Fund, Class IS Shares		376,285	4,361,144
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		156,131	3,992,271
ClearBridge Large Cap Growth Fund, Class IS Shares		57,791	3,053,651
ClearBridge Small Cap Growth Fund, Class IS Shares		30,468	1,193,435
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		256,991	3,320,329
Western Asset Intermediate Bond Fund, Class IS Shares		446,107	4,960,714
Total Investments in Underlying Funds before Short-Term Investments (Cost — $28,618,470)			33,219,536

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $105,794)	2.287%	105,794	105,794
Total Investments — 100.1% (Cost — $28,724,264)			33,325,330
Liabilities in Excess of Other Assets — (0.1)%			(36,849)
Total Net Assets — 100.0%			$33,288,481

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

8	QS Variable Asset Allocation Series 2019 Semi-Annual Report

QS Variable Conservative Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,187,362	$13,809,024
QS International Equity Fund, Class IS Shares		410,384	6,426,612
QS U.S. Small Capitalization Equity Fund, Class IS Shares		917,042	10,628,514
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		402,806	10,299,753
ClearBridge Large Cap Growth Fund, Class IS Shares		123,989	6,551,581
ClearBridge Small Cap Growth Fund, Class IS Shares		64,459	2,524,860
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,219,400	15,754,649
Western Asset Intermediate Bond Fund, Class IS Shares		2,119,312	23,566,750
Total Investments in Underlying Funds before Short-Term Investments (Cost — $80,201,720)			89,561,743

	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $439,900)	2.287%	439,900	439,900
Total Investments — 100.1% (Cost — $80,641,620)			90,001,643
Liabilities in Excess of Other Assets — (0.1)%			(81,943)
Total Net Assets — 100.0%			$89,919,700

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	9

Statements of assets and liabilities (unaudited)

June 30, 2019

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Assets:
Investments in affiliated Underlying Funds, at cost	$83,432,197	$28,618,470	$80,201,720
Short-term investments, at cost	344,538	105,794	439,900
Investments in affiliated Underlying Funds, at value	$98,453,641	$33,219,536	$89,561,743
Short-term investments, at value	344,538	105,794	439,900
Distributions receivable from affiliated Underlying Funds	22,775	19,882	95,733
Interest receivable	536	263	617
Receivable for Portfolio shares sold	—	81	—
Receivable from investment manager	—	2,661	—
Prepaid expenses	398	194	330
Total Assets	98,821,888	33,348,411	90,098,323

Liabilities:
Payable for Portfolio shares repurchased	77,838	1,643	33,487
Payable for investments in affiliated Underlying Funds	22,775	19,882	95,733
Trustees’ fees payable	1,125	346	866
Service and/or distribution fees payable	—	—	1,506
Accrued expenses	45,663	38,059	47,031
Total Liabilities	147,401	59,930	178,623
Total Net Assets	$98,674,487	$33,288,481	$89,919,700

Net Assets:
Par value (Note 7)	$75	$25	$63
Paid-in capital in excess of par value	86,758,688	29,717,668	81,456,123
Total distributable earnings (loss)	11,915,724	3,570,788	8,463,514
Total Net Assets	$98,674,487	$33,288,481	$89,919,700

Net Assets:
Class I	$98,674,487	$33,288,481	$82,330,063
Class II	—	—	$7,589,637

Shares Outstanding:
Class I	7,474,420	2,521,797	5,733,968
Class II	—	—	530,342

Net Asset Value:
Class I	$13.20	$13.20	$14.36
Class II	—	—	$14.31

See Notes to Financial Statements.

10	QS Variable Asset Allocation Series 2019 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2019

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Investment Income:
Income distributions from affiliated Underlying Funds	$193,329	$142,150	$648,836
Interest	3,720	1,583	5,914
Total Investment Income	197,049	143,733	654,750

Expenses:
Fund accounting fees	16,487	16,089	16,384
Audit and tax fees	14,219	14,083	14,193
Legal fees	11,514	11,399	12,305
Shareholder reports	9,502	4,149	8,116
Trustees’ fees	3,462	1,143	2,976
Insurance	1,162	567	966
Custody fees	719	755	680
Transfer agent fees (Note 5)	365	254	405
Interest expense	30	31	43
Service and/or distribution fees (Notes 2 and 5)	—	—	7,853
Miscellaneous expenses	925	890	592
Total Expenses	58,385	49,360	64,513
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(16,440)	—
Net Expenses	58,385	32,920	64,513
Net Investment Income	138,664	110,813	590,237

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(381,988)	(81,619)	(170,021)
Capital gain distributions from affiliated Underlying Funds	201,869	51,988	126,698
Net Realized Loss	(180,119)	(29,631)	(43,323)
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	12,833,652	3,824,460	8,486,291
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	12,653,533	3,794,829	8,442,968
Increase in Net Assets From Operations	$12,792,197	$3,905,642	$9,033,205

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	11

Statements of changes in net assets

QS Variable Growth

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$138,664	$1,538,943
Net realized gain (loss)	(180,119)	7,183,879
Change in net unrealized appreciation (depreciation)	12,833,652	(16,904,402)
Increase (Decrease) in Net Assets From Operations	12,792,197	(8,181,580)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,931,201)	(8,867,772)
Decrease in Net Assets From Distributions to Shareholders	(4,931,201)	(8,867,772)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	117,020	724,936
Reinvestment of distributions	4,931,201	8,867,772
Cost of shares repurchased	(8,949,708)	(15,954,179)
Decrease in Net Assets From Portfolio Share Transactions	(3,901,487)	(6,361,471)
Increase (Decrease) in Net Assets	3,959,509	(23,410,823)

Net Assets:
Beginning of period	94,714,978	118,125,801
End of period	$98,674,487	$94,714,978

See Notes to Financial Statements.

12	QS Variable Asset Allocation Series 2019 Semi-Annual Report

QS Variable Moderate Growth

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$110,813	$556,420
Net realized gain (loss)	(29,631)	2,028,502
Change in net unrealized appreciation (depreciation)	3,824,460	(4,679,234)
Increase (Decrease) in Net Assets From Operations	3,905,642	(2,094,312)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,198,074)	(2,308,758)
Decrease in Net Assets From Distributions to Shareholders	(1,198,074)	(2,308,758)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	394,719	411,862
Reinvestment of distributions	1,198,074	2,308,758
Cost of shares repurchased	(2,479,707)	(4,295,259)
Decrease in Net Assets From Portfolio Share Transactions	(886,914)	(1,574,639)
Increase (Decrease) in Net Assets	1,820,654	(5,977,709)

Net Assets:
Beginning of period	31,467,827	37,445,536
End of period	$33,288,481	$31,467,827

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	13

Statements of changes in net assets (cont’d)

QS Variable Conservative Growth

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$590,237	$1,759,832
Net realized gain (loss)	(43,323)	3,109,806
Change in net unrealized appreciation (depreciation)	8,486,291	(8,656,229)
Increase (Decrease) in Net Assets From Operations	9,033,205	(3,786,591)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,991,338)	(4,780,864)
Decrease in Net Assets From Distributions to Shareholders	(1,991,338)	(4,780,864)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	2,837,131	4,973,192
Reinvestment of distributions	1,991,338	4,780,864
Cost of shares repurchased	(5,372,042)	(13,231,969)
Decrease in Net Assets From Portfolio Share Transactions	(543,573)	(3,477,913)
Increase (Decrease) in Net Assets	6,498,294	(12,045,368)

Net Assets:
Beginning of period	83,421,406	95,466,774
End of period	$89,919,700	$83,421,406

See Notes to Financial Statements.

14	QS Variable Asset Allocation Series 2019 Semi-Annual Report

Financial highlights

QS Variable Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2019[3]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.20	$14.46	$14.55	$14.12	$16.45	$16.51

Income (loss) from operations:
Net investment income	0.02	0.20	0.22	0.20	0.19	0.19
Net realized and unrealized gain (loss)	1.66	(1.30)	2.56	0.98	(0.52)	0.59
Total income (loss) from operations	1.68	(1.10)	2.78	1.18	(0.33)	0.78

Less distributions from:
Net investment income	(0.02)	(0.38)	(0.29)	(0.21)	(0.21)	(0.30)
Net realized gains	(0.66)	(0.78)	(2.58)	(0.54)	(1.79)	(0.54)
Total distributions	(0.68)	(1.16)	(2.87)	(0.75)	(2.00)	(0.84)

Net asset value, end of period	$13.20	$12.20	$14.46	$14.55	$14.12	$16.45
Total return[4]	13.80%	(8.05)%	19.33%	8.50%	(2.23)%	4.69%

Net assets, end of period (000s)	$98,674	$94,715	$118,126	$110,803	$111,372	$124,452

Ratios to average net assets:
Gross expenses[5]	0.12%[6]	0.11%	0.12%	0.11%	0.12%	0.08%
Net expenses[5,7]	0.12 [6]	0.11	0.12	0.11	0.12	0.08
Net investment income	0.28 [6]	1.36	1.40	1.44	1.17	1.12

Portfolio turnover rate	10%	15%	88%[8]	20%	54%[8]	19%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2019 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	15

Financial highlights (cont’d)

QS Variable Moderate Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2019[3]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.16	$13.93	$14.57	$13.95	$14.46	$14.05

Income (loss) from operations:
Net investment income	0.04	0.22	0.24	0.24	0.21	0.21
Net realized and unrealized gain (loss)	1.49	(1.07)	2.18	0.87	(0.46)	0.48
Total income (loss) from operations	1.53	(0.85)	2.42	1.11	(0.25)	0.69

Less distributions from:
Net investment income	—	(0.35)	(0.34)	(0.30)	(0.26)	(0.28)
Net realized gains	(0.49)	(0.57)	(2.72)	(0.19)	—	—
Total distributions	(0.49)	(0.92)	(3.06)	(0.49)	(0.26)	(0.28)

Net asset value, end of period	$13.20	$12.16	$13.93	$14.57	$13.95	$14.46
Total return[4]	12.60%	(6.28)%	16.73%	7.99%	(1.79)%	4.91%

Net assets, end of period (000s)	$33,288	$31,468	$37,446	$38,178	$39,620	$47,643

Ratios to average net assets:
Gross expenses[5]	0.30%[6]	0.30%	0.30%	0.23%	0.27%	0.16%
Net expenses[5,7]	0.20 [6,8]	0.20 [8]	0.20 [8]	0.20 [8]	0.20 [8]	0.16
Net investment income	0.67 [6]	1.56	1.52	1.70	1.43	1.44

Portfolio turnover rate	12%	16%	87%[9]	21%	57%[9]	17%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2019 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

16	QS Variable Asset Allocation Series 2019 Semi-Annual Report

QS Variable Conservative Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2019[3]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$13.23	$14.64	$14.76	$14.07	$14.54	$14.22

Income (loss) from operations:
Net investment income	0.10	0.28	0.28	0.31	0.29	0.31
Net realized and unrealized gain (loss)	1.36	(0.91)	1.73	0.73	(0.46)	0.39
Total income (loss) from operations	1.46	(0.63)	2.01	1.04	(0.17)	0.70

Less distributions from:
Net investment income	(0.01)	(0.38)	(0.39)	(0.35)	(0.30)	(0.38)
Net realized gains	(0.32)	(0.40)	(1.74)	—	—	—
Total distributions	(0.33)	(0.78)	(2.13)	(0.35)	(0.30)	(0.38)

Net asset value, end of period	$14.36	$13.23	$14.64	$14.76	$14.07	$14.54
Total return[4]	11.00%	(4.40)%	13.55%	7.43%	(1.19)%	4.91%

Net assets, end of period (000s)	$82,330	$78,534	$94,355	$93,763	$98,024	$114,198

Ratios to average net assets:
Gross expenses[5]	0.13%[6]	0.14%	0.14%	0.13%	0.14%	0.10%
Net expenses[5,7]	0.13 [6]	0.14	0.14	0.13	0.14	0.10
Net investment income	1.37 [6]	1.90	1.78	2.18	1.98	2.09

Portfolio turnover rate	14%	11%	86%[8]	18%	58%[8]	17%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2019 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	17

Financial highlights (cont’d)

QS Variable Conservative Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2019[2]	2018	2017[3]

Net asset value, beginning of period	$13.21	$14.62	$15.72

Income (loss) from operations:
Net investment income	0.08	0.33	0.32
Net realized and unrealized gain (loss)	1.35	(0.98)	0.66
Total income (loss) from operations	1.43	(0.65)	0.98

Less distributions from:
Net investment income	(0.01)	(0.36)	(0.34)
Net realized gains	(0.32)	(0.40)	(1.74)
Total distributions	(0.33)	(0.76)	(2.08)

Net asset value, end of period	$14.31	$13.21	$14.62
Total return[4]	10.79%	(4.55)%	6.18%

Net assets, end of period (000s)	$7,590	$4,888	$1,111

Ratios to average net assets:
Gross expenses[5]	0.38%[6]	0.38%	0.43%[6]
Net expenses[5,7]	0.38 [6]	0.38	0.43 [6]
Net investment income	1.12 [6]	2.32	3.90 [6]

Portfolio turnover rate	14%	11%	86%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period June 23, 2017 (inception date) to December 31, 2017.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended December 31, 2017.

See Notes to Financial Statements.

18	QS Variable Asset Allocation Series 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per

QS Variable Asset Allocation Series 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$98,453,641	—	—	$98,453,641
Short-term investments†	344,538	—	—	344,538
Total investments	$98,798,179	—	—	$98,798,179

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$33,219,536	—	—	$33,219,536
Short-term investments†	105,794	—	—	105,794
Total investments	$33,325,330	—	—	$33,325,330

†	See Schedule of Investments for additional detailed categorizations.

20	QS Variable Asset Allocation Series 2019 Semi-Annual Report

Variable Conservative Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$89,561,743	—	—	$89,561,743
Short-term investments†	439,900	—	—	439,900
Total investments	$90,001,643	—	—	$90,001,643

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreements, the Portfolios do not pay a management fee.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or reimbursed were as follows:

Variable Growth	—
Variable Moderate Growth	$16,440
Variable Conservative Growth	—

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$9,649,131	$18,220,000
Variable Moderate Growth	3,803,363	5,720,000
Variable Conservative Growth	12,097,087	13,805,000

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$83,776,735	$17,196,484	$(2,175,040)	$15,021,444
	Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$28,724,264	$5,147,099	$(546,033)	$4,601,066
	Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$80,641,620	$10,486,902	$(1,126,879)	$9,360,023

22	QS Variable Asset Allocation Series 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

During the six months ended June 30, 2019, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

		Transfer Agent Fees

Variable Growth
Class I		$365

		Transfer Agent Fees

Variable Moderate Growth
Class I		$254

	Service and/or Distribution Fees	Transfer Agent Fees

Variable Conservative Growth
Class I	—	$353
Class II	$7,853	52
Total	$7,853	$405

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Variable Moderate Growth
Class I	$16,440

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018

Variable Growth

Net Investment Income:
Class I	$150,006	$2,860,004

Net Realized Gains:
Class I	$4,781,195	$6,007,768

	Six Months Ended June 30, 2019	Year Ended December 31, 2018

Variable Moderate Growth

Net Investment Income:
Class I	—	$870,004

Net Realized Gains:
Class I	$1,198,074	$1,438,754

QS Variable Asset Allocation Series 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018

Variable Conservative Growth

Net Investment Income:
Class I	$45,808	$2,186,489
Class II	4,193	123,518
Total	$50,001	$2,310,007

Net Realized Gains:
Class I	$1,778,536	$2,378,114
Class II	162,801	92,743
Total	$1,941,337	$2,470,857

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Variable Growth
Class I
Shares sold	8,742	$117,020	49,677	$724,936
Shares issued on reinvestment	373,859	4,931,201	671,417	8,867,772
Shares repurchased	(673,985)	(8,949,708)	(1,125,347)	(15,954,179)
Net decrease	(291,384)	$(3,901,487)	(404,253)	$(6,361,471)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Variable Moderate Growth
Class I
Shares sold	29,813	$394,719	29,070	$411,862
Shares issued on reinvestment	90,764	1,198,074	181,261	2,308,758
Shares repurchased	(186,868)	(2,479,707)	(309,854)	(4,295,259)
Net decrease	(66,291)	$(886,914)	(99,523)	$(1,574,639)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Variable Conservative Growth
Class I
Shares sold	33,086	$468,419	49,320	$714,187
Shares issued on reinvestment	127,132	1,824,344	334,518	4,564,604
Shares repurchased	(360,309)	(5,108,717)	(896,681)	(12,989,761)
Net decrease	(200,091)	$(2,815,954)	(512,843)	$(7,710,970)

Class II
Shares sold	167,123	$2,368,712	294,659	$4,259,005
Shares issued on reinvestment	11,678	166,994	16,079	216,260
Shares repurchased	(18,511)	(263,325)	(16,698)	(242,208)
Net increase	160,290	$2,272,381	294,040	$4,233,057

24	QS Variable Asset Allocation Series 2019 Semi-Annual Report

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Variable Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$5,868,932	$870,000	45,826	$388,762	20,735	$1,237	—	—	$837,247	$7,187,417
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	19,169,680	2,630,000	231,815	1,149,432	104,406	15,568	—	—	2,818,050	23,468,298
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	21,395,317	—	—	6,851,633	429,165	(306,631)	—	—	2,599,606	17,143,290
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	14,092,090	2,081,869	177,555	1,281,518	89,931	(241,518)	—	$201,869	2,041,960	16,934,401
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	7,635,639	910,000	37,579	924,621	39,108	20,379	—	—	1,370,581	8,991,599
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	9,028,896	655,000	12,645	967,801	21,836	102,199	—	—	1,796,095	10,512,190
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	4,152,859	290,000	7,513	192,673	5,508	7,326	—	—	844,301	5,094,487
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	5,295,273	871,034	70,033	2,750,551	220,131	19,449	$81,493	—	239,004	3,654,760
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	7,934,160	1,341,228	124,295	4,094,997	376,235	3	111,836	—	286,808	5,467,199
	$94,572,846	$9,649,131		$18,601,988		$(381,988)	$193,329	$201,869	$12,833,652	$98,453,641

QS Variable Asset Allocation Series 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Variable Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$1,191,506	$225,000	12,004	$43,881	2,354	$1,118	—	—	$175,863	$1,548,488
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	5,085,113	935,000	83,759	212,045	19,233	7,955	—	—	774,707	6,582,775
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	5,417,418	—	—	1,862,239	117,227	(67,239)	—	—	651,550	4,206,729
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,499,605	616,988	52,992	253,973	17,799	(43,973)	—	$51,988	498,524	4,361,144
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	3,123,923	475,000	19,899	191,092	8,260	8,909	—	—	584,440	3,992,271
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	2,466,232	215,000	4,197	144,024	3,258	20,976	—	—	516,443	3,053,651
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	936,033	100,000	2,680	38,411	1,075	1,589	—	—	195,813	1,193,435
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	3,878,921	484,590	38,926	1,240,142	99,100	(142)	$59,927	—	196,960	3,320,329
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	5,794,581	751,785	69,607	1,815,812	166,572	(10,812)	82,223	—	230,160	4,960,714
	$31,393,332	$3,803,363		$5,801,619		$(81,619)	$142,150	$51,988	$3,824,460	$33,219,536

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Variable Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	$9,294,089	$3,255,000	290,335	$219,321	19,550	$5,679	—	—	$1,479,256	$13,809,024
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	9,668,233	80,000	5,521	4,507,625	283,757	(147,625)	—	—	1,186,004	6,426,612
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,349,052	2,581,698	223,517	325,464	22,757	(60,464)	—	$126,698	1,023,228	10,628,514

26	QS Variable Asset Allocation Series 2019 Semi-Annual Report

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Variable Conservative Growth (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — Clear-Bridge Appreciation Fund, Class IS Shares	$7,340,785	$1,855,000	77,500	$332,422	14,231	$17,578	—	—	$1,436,390	$10,299,753
Legg Mason Partners Equity Trust — Clear-Bridge Large Cap Growth Fund, Class IS Shares	4,697,471	1,035,000	20,478	221,271	4,776	23,729	—	—	1,040,381	6,551,581
Legg Mason Partners Equity Trust — Clear-Bridge Small Cap Growth Fund, Class IS Shares	1,747,144	415,000	11,252	24,293	667	707	—	—	387,009	2,524,860
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	17,185,220	1,112,086	89,182	3,441,466	274,951	8,534	$273,609	—	898,809	15,754,649
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	25,671,392	1,763,303	163,124	4,903,159	449,753	(18,159)	375,227	—	1,035,214	23,566,750
	$82,953,386	$12,097,087		$13,975,021		$(170,021)	$648,836	$126,698	$8,486,291	$89,561,743

9. Recent accounting pronouncement

The Portfolios have adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolios’ adoption was limited to changes in the Portfolios’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

QS Variable Asset Allocation Series 2019 Semi-Annual Report	27

QS

Variable Asset Allocation Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

QS Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Variable Asset Allocation Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Previously, the Portfolios filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.leggmason.com

©2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your non-public personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/19 SR19-3676

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2019